Right-of-Use Assets - Summary of Breakdown for Right-Of-Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 533,952
Impairment	(4,979)	€ 0
Balance at end of period	561,176
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	978,011
Additions	98,130
Disposals	(28,564)
Exchange differences	15,423
Balance at end of period	1,063,000
Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(444,059)
Disposals	24,258
Exchange differences	(6,798)
Amortization	(72,189)
Impairment	(3,036)
Balance at end of period	(501,824)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	530,599
Balance at end of period	556,493
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	971,033
Additions	95,374
Disposals	(27,592)
Exchange differences	15,434
Balance at end of period	1,054,249
Land and buildings | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(440,434)
Disposals	23,593
Exchange differences	(6,803)
Amortization	(71,076)
Impairment	(3,036)
Balance at end of period	(497,756)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	30
Balance at end of period	117
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	45
Additions	102
Disposals	(2)
Exchange differences	0
Balance at end of period	145
Industrial and commercial equipment | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(15)
Disposals	1
Exchange differences	0
Amortization	(14)
Impairment	0
Balance at end of period	(28)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	18
Balance at end of period	1
Plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	168
Additions	0
Disposals	0
Exchange differences	0
Balance at end of period	168
Plant and machinery | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(150)
Disposals	0
Exchange differences	0
Amortization	(17)
Impairment	0
Balance at end of period	(167)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,305
Balance at end of period	4,565
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	6,765
Additions	2,654
Disposals	(970)
Exchange differences	(11)
Balance at end of period	8,438
Other right-of-use assets | Accumulated depreciation, amortisation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,460)
Disposals	664
Exchange differences	5
Amortization	(1,082)
Impairment	0
Balance at end of period	€ (3,873)